Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Aspen Series
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Balanced Portfolio
Janus Henderson Flexible Bond Portfolio
Institutional Shares
Service Shares
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Portfolio’s and Janus Henderson Flexible Bond Portfolio’s (each, a “Portfolio”, and together, the “Portfolios”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Balanced Portfolio’s prospectuses, the following paragraph is added as the fifth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
2.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Flexible Bond Portfolio’s prospectuses, the following paragraph is added as the fourth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
3.
Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolios’ prospectuses, the following risk factor is added after “Derivatives Risk” and before “Restricted Securities Risk”:

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Portfolio’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Portfolio to have higher expenses than those of other portfolios. In addition, due to the investment process of long and short positions, the Portfolio may be subject to additional transaction costs that may lower the Portfolio’s returns. The Portfolio’s use of short sales may also have a leveraging effect on the Portfolio’s holdings and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Balanced Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Balanced Portfolio
Institutional Shares
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Portfolio’s and Janus Henderson Flexible Bond Portfolio’s (each, a “Portfolio”, and together, the “Portfolios”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Balanced Portfolio’s prospectuses, the following paragraph is added as the fifth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
3.
Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolios’ prospectuses, the following risk factor is added after “Derivatives Risk” and before “Restricted Securities Risk”:

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Portfolio’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Portfolio to have higher expenses than those of other portfolios. In addition, due to the investment process of long and short positions, the Portfolio may be subject to additional transaction costs that may lower the Portfolio’s returns. The Portfolio’s use of short sales may also have a leveraging effect on the Portfolio’s holdings and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Balanced Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Balanced Portfolio
Service Shares
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Portfolio’s and Janus Henderson Flexible Bond Portfolio’s (each, a “Portfolio”, and together, the “Portfolios”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Balanced Portfolio’s prospectuses, the following paragraph is added as the fifth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
3.
Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolios’ prospectuses, the following risk factor is added after “Derivatives Risk” and before “Restricted Securities Risk”:

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Portfolio’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Portfolio to have higher expenses than those of other portfolios. In addition, due to the investment process of long and short positions, the Portfolio may be subject to additional transaction costs that may lower the Portfolio’s returns. The Portfolio’s use of short sales may also have a leveraging effect on the Portfolio’s holdings and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Flexible Bond Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Flexible Bond Portfolio
Institutional Shares
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Portfolio’s and Janus Henderson Flexible Bond Portfolio’s (each, a “Portfolio”, and together, the “Portfolios”) prospectuses are revised as follows:
2.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Flexible Bond Portfolio’s prospectuses, the following paragraph is added as the fourth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
3.
Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolios’ prospectuses, the following risk factor is added after “Derivatives Risk” and before “Restricted Securities Risk”:

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Portfolio’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Portfolio to have higher expenses than those of other portfolios. In addition, due to the investment process of long and short positions, the Portfolio may be subject to additional transaction costs that may lower the Portfolio’s returns. The Portfolio’s use of short sales may also have a leveraging effect on the Portfolio’s holdings and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Flexible Bond Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Aspen Series
Janus Henderson Flexible Bond Portfolio
Service Shares
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Portfolio’s and Janus Henderson Flexible Bond Portfolio’s (each, a “Portfolio”, and together, the “Portfolios”) prospectuses are revised as follows:
2.	Under “Principal Investment Strategies” in the Portfolio Summary section of Janus Henderson Flexible Bond Portfolio’s prospectuses, the following paragraph is added as the fourth paragraph:
The Portfolio may invest in short sales of fixed-income securities and derivatives instruments.
3.
Under “Principal Investment Risks” in the Portfolio Summary section of the Portfolios’ prospectuses, the following risk factor is added after “Derivatives Risk” and before “Restricted Securities Risk”:

Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Portfolio’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Portfolio to have higher expenses than those of other portfolios. In addition, due to the investment process of long and short positions, the Portfolio may be subject to additional transaction costs that may lower the Portfolio’s returns. The Portfolio’s use of short sales may also have a leveraging effect on the Portfolio’s holdings and may increase losses and the volatility of returns.
Please retain this Supplement with your records.